Fair Value Measurements	9 Months Ended	12 Months Ended	5 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Jun. 03, 2009 Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member]
Fair Value Measurements

Note 11. Fair Value Measurements

The following summarizes our financial assets and liabilities measured at fair value on a recurring basis (in millions of dollars):

	September 30, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$9,454	$-	$-	$9,454
Restricted cash	386	-	-	386
Derivatives:
Currency forwards and swaps	-	155	-	155
Commodity swaps	-	1	1	2

Total	$9,840	$156	$1	$9,997

Liabilities:
Derivatives:
Currency forwards and swaps	$-	$9	$-	$9
Commodity swaps	-	89	35	124
Interest rate swaps	-	-	-	-

Total	$-	$98	$35	$133

	December 31, 2010
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$7,347	$-	$-	$7,347
Restricted cash	671	-	-	671
Derivatives:
Commodity swaps	-	54	44	98

Total	$8,018	$54	$44	$8,116

Liabilities:
Derivatives:
Currency forwards and swaps	$-	$78	$-	$78
Commodity swaps	-	6	2	8
Interest rate swaps	-	-	1	1

Total	$-	$84	$3	$87

During the nine months ended September 30, 2011, there were no transfers between Level 1 and Level 2 or into or out of Level 3.

We enter into over-the-counter currency forward and swap contracts to manage our exposure to risk relating to changes in foreign currency exchange rates. We estimate the fair value of currency forward and swap contracts by discounting future net cash flows derived from market-based expectations for exchange rates to a single present value.

We enter into over-the-counter commodity swaps to manage our exposure to risk relating to changes in market prices of various commodities. Swap contracts are fair valued by discounting future net cash flows derived from market-based expectations for commodity prices to a single present value. For certain commodities within our portfolio, market-based expectations of these prices are less observable, and alternative sources are used to develop these inputs. We have classified these commodity swaps as Level 3 within the fair value hierarchy.

We enter into over-the-counter interest rate swaps to mitigate interest rate risk exposures. We estimate the fair value of our interest rate swaps using third-party industry standard valuation models. These models project future cash flows and discount the future amounts to a present value using market-based expectations for interest rates and the contractual terms of the derivative instruments, which are less observable. We have classified these interest rate swaps as Level 3 within the fair value hierarchy.

We take into consideration credit valuation adjustments on both assets and liabilities taking into account credit risk of our counterparties and non-performance risk as described in Note 12, Derivative Financial Instruments and Risk Management.

The following summarizes the changes in Level 3 items measured at fair value on a recurring basis (in millions of dollars):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Derivatives Assets (Liabilities):
Balance at beginning of the period	$9	$(13)	$41	$(28)
Total realized and unrealized gains (losses):
Included in Net Income (Loss)	11	7	31	27
Included in Other Comprehensive Income (Loss)	(46)	15	(70)	13
Purchases, issuances and settlements, net	(8)	(2)	(36)	(5)
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-

	$(34)	$7	$(34)	$7

Changes in unrealized losses relating to instruments held at end of period (1)	$-	$5	$-	$35

(1)	The related unrealized losses are recognized in Cost of Sales in the accompanying Condensed Consolidated Statements of Operations.

The carrying amounts and estimated fair values of our financial instruments were as follows (in millions of dollars):

	September 30, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$9,454	$9,454	$7,347	$7,347
Restricted cash	386	386	671	671
Financial assets	107	107	219	219
Financial liabilities	12,384	10,889	13,731	15,458
Derivatives:
Included in Prepaid Expenses and Other Assets and Advances to Related Parties and Other Financial Assets	157	157	98	98
Included in Accrued Expenses and Other Liabilities	133	133	87	87

The estimated fair values have been determined by using available market information and valuation methodologies as described below. Considerable judgment is required in interpreting market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts that we could realize in a current market exchange. The use of different market assumptions or valuation methodologies may have a material effect on the estimated fair values.

The methods and assumptions used to estimate the fair value of financial instruments are consistent with the definition presented in the accounting guidance for fair value measurements and are as follows:

Cash and cash equivalents, including restricted cash

The carrying value of cash and cash equivalents approximates fair value due to the short maturity of these instruments and consists primarily of money market funds, certificates of deposit, commercial paper, time deposits and bankers' acceptances.

Financial assets

The fair values of financial assets were determined using either quoted market prices or valuation models that use observable market data.

Financial liabilities

The fair values of financial liabilities are estimated by discounting future cash flows using market interest rates, adjusted for the non-performance risk associated with the financial liability over the remaining term or using quoted market prices where available.

Derivative instruments

The fair values of derivative instruments are based on pricing models or formulas using current estimated cash flow and discount rate assumptions.

Note 15.  Fair Value Measurements

The following summarizes our financial assets and liabilities measured at fair value on a recurring basis as of December 31 (in millions of dollars):

	2010
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$7,347	$-	$-	$7,347
Restricted cash	671	-	-	671
Derivatives:
Currency forwards and swaps	-	-	-	-
Commodity swaps	-	54	44	98

Total	$8,018	$54	$44	$8,116

Liabilities:
Derivatives:
Currency forwards and swaps	$-	$78	$-	$78
Commodity swaps	-	6	2	8
Interest rate swaps	-	-	1	1

Total	$-	$84	$3	$87

	2009
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$5,862	$-	$-	$5,862
Restricted cash	730	-	-	730
Marketable securities	15	-	-	15

Total	$6,607	$-	$-	$6,607

Liabilities:
Derivatives:
Currency forwards and swaps	$-	$1	$-	$1
Interest rate swaps	-	-	28	28

Total	$-	$1	$28	$29

In accordance with the related guidance, the Gold Key Lease portfolio was impaired by $28 million during the period from June 10, 2009 to December 31, 2009. The fair value used to determine the impairment was measured by discounting the contractual payments and estimated auction proceeds. The discount rate reflected hypothetical market assumptions regarding borrowing rates, credit loss patterns and residual value risk. No impairments were recognized on the Gold Key Lease portfolio during 2010.

We enter into over-the-counter currency forward and swap contracts to manage our exposure to risk relating to changes in foreign currency exchange rates. We estimate the fair value of currency forward and swap contracts by discounting future net cash flows derived from market-based expectations for exchange rates to a single present value.

We enter into over-the-counter commodity swaps to manage our exposure to risk relating to changes in market prices of various commodities. Swap contracts are fair valued by discounting future net cash flows derived from market-based expectations for commodity prices to a single present value. For certain commodities within our portfolio, market-based expectations of these prices are less observable, and alternative sources are used to develop these inputs. We have classified these commodity swaps as Level 3 within the fair value hierarchy.

We enter into over-the-counter interest rate swaps to mitigate interest rate risk exposures. We estimate the fair value of our interest rate swaps using third-party industry standard valuation models. These models project future cash flows and discount the future amounts to a present value using market-based expectations for interest rates and the contractual terms of the derivative instruments, which are less observable. We have classified these interest rate swaps as Level 3 within the fair value hierarchy.

We take into consideration credit valuation adjustments on both assets and liabilities taking into account credit risk of our counterparties and non-performance risk as described in Note 16, Derivative Financial Instruments and Risk Management.

The following summarizes the changes in Level 3 items measured at fair value on a recurring basis (in millions of dollars):

	Year Ended December 31, 2010	Period from June 10, 2009 to December 31, 2009
Derivatives Assets (Liabilities):
Balance at beginning of the period	$(28)	$(57)
Total realized and unrealized gains (losses):
Included in Net Loss	33	29
Included in Other Comprehensive Loss	46	-
Purchases, issuances and settlements, net	(10)	-
Transfers in or out of Level 3	-	-

Fair value at end of the period	$41	$(28)

Changes in unrealized losses relating to instruments held at end of period	$27	$29

During the year ended December 31, 2010 and the period from June 10, 2009 to December 31, 2009 there were no transfers between Level 1 and Level 2 or into or out of Level 3.

The carrying amounts and estimated fair values of our financial instruments as of December 31 were as follows (in millions of dollars):

	2010		2009
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$7,347	$7,347	$5,862	$5,862
Restricted cash	671	671	730	730
Marketable securities	-	-	15	15
Financial assets	219	219	252	252
Financial liabilities	13,731	15,458	9,551	10,749
Derivatives:
Included in Prepaid Expenses and Other Assets and Advances to Related Parties and Other Financial Assets	98	98	-	-
Included in Accrued Expenses and Other Liabilities	87	87	29	29

The estimated fair values have been determined by using available market information and valuation methodologies as described below. Considerable judgment is required in interpreting market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts that we could realize in a current market exchange. The use of different market assumptions or valuation methodologies may have a material effect on the estimated fair values.

The methods and assumptions used to estimate the fair value of financial instruments are consistent with the definition presented in the accounting guidance for fair value measurements and are as follows:

Cash and cash equivalents, including restricted cash

The carrying value of cash and cash equivalents approximates fair value due to the short maturity of these instruments and consists primarily of money market funds, certificates of deposit, commercial paper, time deposits and bankers' acceptances.

Marketable securities and financial assets

The fair values of marketable securities and financial assets were determined using either quoted market prices or valuation models that use observable market data.

Financial liabilities

The fair values of financial liabilities are estimated by discounting future cash flows using market interest rates, adjusted for the non-performance risk associated with the financial liability over the remaining term or using quoted market prices where available.

Derivative instruments

The fair values of derivative instruments are based on pricing models or formulas using current estimated cash flow and discount rate assumptions.

Note 17.  Fair Value Measurements

Refer to Note 3, Summary of Significant Accounting Policies, for an overview of fair value measurements.

The measurement of fair value is based on a three-tier hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement).

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of assets and liabilities and their placement within the fair value hierarchy.

The Company uses prices and inputs that are current at the measurement date, including periods of market dislocation, such as those experienced during 2009. In periods of market dislocation, the observability of prices and inputs may be reduced for certain financial instruments. This condition could result in a financial instrument being reclassified from Level 1 to Level 2 or Level 2 to Level 3. The Company's fair value processes are designed to ensure that fair values are appropriate. The processes include model validation, review of key model inputs, analyses of period over period fluctuations and reviews by senior management.

The following summarizes the Company's financial assets and liabilities that were accounted for at fair value on a recurring basis (in millions of dollars):

	June 9, 2009
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$1,829	$-	$-	$1,829
Restricted cash	1,133	-	-	1,133
Marketable Securities	16	-	-	16

Total	$2,978	$-	$-	$2,978

Liabilities:
Interest rate swap derivatives	$-	$-	$(55)	$(55)

Total	$-	$-	$(55)	$(55)

	December 31, 2008
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$1,898	$-	$-	$1,898
Restricted cash	1,355	-	-	1,355
Derivatives:
Currency forwards and swaps	-	239	-	239
Commodity swaps and options	-	-	10	10

Total	$3,253	$239	$10	$3,502

Liabilities:
Derivatives:
Currency forwards and swaps	$-	$(45)	$-	$(45)
Commodity swaps and options	-	(33)	(69)	(102)
Interest rate swap	-	-	(80)	(80)

Total	$-	$(78)	$(149)	$(227)

The Company enters into over-the-counter currency forward and swap contracts to manage its exposure to risk relating to changes in foreign currency exchange rates. The Company estimates the fair value of currency forward and swap contracts by discounting future net cash flows derived from market-based expectations for exchange rates to a single present value.

The Company enters into over-the-counter commodity swaps to manage its exposure to risk relating to changes in market prices of various commodities. Swap contracts are fair valued by discounting future net cash flows derived from market-based expectations for commodity prices to a single present value.

The Company enters into over-the-counter interest rate swaps to mitigate interest rate risk exposures. The Company estimates the fair value of its interest rate swaps using third-party industry standard valuation models. These models project future cash flows and discount the future amounts to a present value using market-based expectations for interest rates and the contractual terms of the derivative instruments. The Company adjusts for non-performance risk in the determination of future net cash flows as described in Note 18, Derivative Financial Instruments and Risk Management.

The following summarizes the changes in Level 3 items measured at fair value on a recurring basis from January 1, 2009 to June 9, 2009 (in millions of dollars):

Derivatives Assets (Liabilities)
Balance at beginning of the period	$(139)
Total realized and unrealized gains
Included in Net Loss	13
Included in Other Comprehensive Loss	-
Purchases, issuances and settlements, net	71
Transfers in or out of Level 3	-

Balance at end of period	$(55)

Changes in unrealized losses relating to instruments held at end of period	$9

There was no activity related to available for sale securities for the period from January 1, 2009 to June 9, 2009.

The following summarizes the changes in Level 3 items measured at fair value on a recurring basis as of the year ended December 31, 2008 (in millions of dollars):

	Available for Sale Securities	Derivatives Assets (Liabilities)	Total
Balance at beginning of the period	$196	$(16)	$180
Total realized and unrealized gains
Included in Net Loss	(130)	(181)	(311)
Included in Other Comprehensive Loss	-	(41)	(41)
Purchases, issuances and settlements, net	(66)	99	33
Transfers in or out of Level 3	-	-	-

Balance at end of period	$-	$(139)	$(139)

Changes in unrealized losses relating to instruments held at end of period	$(28)	$(111)	$(139)

The following summarizes the Company's assets measured at fair value on a nonrecurring basis subsequent to initial recognition (in millions of dollars):

	June 9, 2009	Level 1	Level 2	Level 3	January 1, 2009 through June 9, 2009 Total Impairment Losses
Brand name intangibles (a)	$850	$-	$-	$850	$(844)

(a)	For the period from January 1, 2009 to June 9, 2009, the Company recorded impairment charges of $844 million to write down certain of its brand name intangibles to their fair value.

	December 31, 2008	Level 1	Level 2	Level 3	Year Ended December 31, 2008 Total Impairment Losses
Goodwill	$-	$-	$-	$-	$7,507
Brand name intangibles	2,284	-	-	2,284	2,857

Fair Value of Financial Instruments

The carrying amounts and estimated fair values of the Company's financial instruments were as follows (in millions of dollars):

	June 9, 2009			December 31, 2008
	Carrying Amount		Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$1,829		$1,829	$1,898	$1,898
Restricted cash	1,133		1,133	1,355	1,355
Financial assets	792		792	1,578	1,289
Financial liabilities (including DIP Financing)	17,043	(a)	7,237	13,907	8,162
Derivatives:
Included in Prepaid Expenses and Other Current Assets and Advances to Related Parties and Other Financial Assets	-		-	249	249
Included in Accrued Expenses and Other Liabilities	55		55	227	227

(a)	Does not reflect the exclusion of the amounts subject to compromise. See Note 12, Financial Liabilities, for further discussion.

The estimated fair values have been determined by using available market information and valuation methodologies as described below. Considerable judgment is required in interpreting market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts that the Company could realize in a current market exchange. The use of different market assumptions or valuation methodologies may have a material effect on the estimated fair values.

The methods and assumptions used to estimate the fair value of financial instruments are consistent with the definition presented in the accounting guidance for fair value measurements and are as follows:

Cash and cash equivalents, including restricted cash

The carrying value of cash and cash equivalents approximates fair value due to the short maturity of these instruments and consists primarily of money market funds and bankers acceptances.

Marketable securities and financial assets

The fair values of marketable securities and financial assets are determined using either quoted market prices or valuation models that use observable market data.

Financial liabilities

The fair values of financial liabilities are estimated by discounting future cash flows using market interest rates over the remaining term or using quoted market prices where available.

Derivative instruments

The fair values of derivative instruments are based on pricing models or formulas using current estimated cash flow and discount rate assumptions.